PROVISIONS AND CONTINGENCIES - Breakdown of changes in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PROVISIONS AND CONTINGENCIES
Balances at the beginning	R$ 8,144,750	R$ 7,809,261
Additions (reversal), net (Note 26)	1,098,251	999,419
Other additions (reversal)	(2,539,786)	114,076
Write-offs due to payment	(1,309,566)	(1,592,864)
Write-offs due to taxes		(66,027)
Monetary restatement	865,676	768,011
Business combination (Note 1.c.2)		112,874
Balances at the closing	6,259,325	8,144,750
Current	377,929	1,434,911
Noncurrent	5,881,396	6,709,839
Labor
PROVISIONS AND CONTINGENCIES
Balances at the beginning	980,596	1,382,957
Additions (reversal), net (Note 26)	319,056	297,171
Other additions (reversal)	(99,372)	(492)
Write-offs due to payment	(541,749)	(865,656)
Monetary restatement	121,155	147,334
Business combination (Note 1.c.2)		19,282
Balances at the closing	779,686	980,596
Current	245,805	239,229
Noncurrent	533,881	741,367
Tax
PROVISIONS AND CONTINGENCIES
Balances at the beginning	3,579,208	3,129,681
Additions (reversal), net (Note 26)	452,746	154,441
Other additions (reversal)	(2,443,047)	93,596
Write-offs due to payment	(51,924)	(168,407)
Write-offs due to taxes		(66,027)
Monetary restatement	414,914	348,393
Business combination (Note 1.c.2)		87,531
Balances at the closing	1,951,897	3,579,208
Noncurrent	1,951,897	3,579,208
Civil
PROVISIONS AND CONTINGENCIES
Balances at the beginning	1,055,877	1,039,357
Additions (reversal), net (Note 26)	395,631	438,693
Other additions (reversal)	(14,119)	207
Write-offs due to payment	(598,294)	(551,928)
Monetary restatement	165,708	123,487
Business combination (Note 1.c.2)		6,061
Balances at the closing	1,004,803	1,055,877
Current	132,124	201,673
Noncurrent	872,679	854,204
Regulatory
PROVISIONS AND CONTINGENCIES
Balances at the beginning	1,103,792	828,934
Additions (reversal), net (Note 26)	(41,837)	198,344
Write-offs due to payment	(117,599)	(6,873)
Monetary restatement	77,860	83,387
Balances at the closing	1,022,216	1,103,792
Current		994,009
Noncurrent	1,022,216	109,783
Contingent liabilities (PPA)
PROVISIONS AND CONTINGENCIES
Balances at the beginning	845,796	881,745
Additions (reversal), net (Note 26)	(27,345)	(89,230)
Monetary restatement	8,824	53,281
Balances at the closing	827,275	845,796
Noncurrent	827,275	845,796
Provision for decommissioning
PROVISIONS AND CONTINGENCIES
Balances at the beginning	579,481	546,587
Other additions (reversal)	16,752	20,765
Monetary restatement	77,215	12,129
Balances at the closing	673,448	579,481
Noncurrent	R$ 673,448	R$ 579,481